Fixed Assets and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Schedule of Fixed Assets and Intangible Assets

Fixed assets and intangible assets consisted of the following:

	June 30, 2015	March 31, 2015
Capitalized Software	$15,000	$15,000
Less accumulated amortization	(5,199)	(4,449)
Capitalized Software, net	$9,801	$10,551

Content Checked Inc [Member]
Schedule of Fixed Assets and Intangible Assets

Fixed assets and intangible assets consisted of the following:

	March 31, 2015	March 31, 2014
Capitalized Software	$15,000	$15,000
Less accumulated amortization	(4,449)	(1,449)
Capitalized Software, net	$10,551	$13,551